Retirement benefit obligations - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	5.55%	4.70%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.97%	2.96%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.52%	2.47%
Increase of 0.25 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	£ 28
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	484
Increase of 0.25 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	(51)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(718)
Decrease of 0.25 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	(27)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(467)
Decrease of 0.25 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	49
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	757
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption		£ 11
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		224
Increase of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption		(22)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		(355)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption		(12)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(235)
Decrease of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption		21
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		363
Increase of one year | Expected life expectancy of members:
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	46	45
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	806	927
Decrease of one year | Expected life expectancy of members:
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	(47)	(46)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	£ (830)	£ (946)